Shareholder Report	12 Months Ended
Apr. 30, 2025 USD ($) Holding
Shareholder Report [Line Items]
Document Type	N-CSR
Amendment Flag	false
Registrant Name	Dreyfus Institutional Reserves Funds
Entity Central Index Key	0001423799
Entity Investment Company Type	N-1A
Document Period End Date	Apr. 30, 2025
C000061462 [Member]
Shareholder Report [Line Items]
Fund Name	Dreyfus Institutional Preferred Treasury Obligations Fund
Class Name	Institutional Shares
Trading Symbol	DNSXX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about Dreyfus Institutional Preferred Treasury Obligations Fund (the “Fund”) for the period of May 1, 2024 to April 30, 2025.
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at www.dreyfus.com/products/mm.html#overview. You can also request this information by calling 1-800-373-9387 (inside the U.S. only) or by sending an e-mail request to info@bny.com.
Additional Information Phone Number	1-800-373-9387
Additional Information Email	info@bny.com
Additional Information Website	www.dreyfus.com/products/mm.html#overview
Expenses [Text Block]
What were the Fund’s costs for the last year ?
(based on a hypothetical $10,000 investment)
Share Class	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Institutional Shares*	$10	0.10%
*	During the period, fees were waived and/or expenses reimbursed pursuant to an agreement with the Fund’s investment adviser, BNY Mellon Investment Adviser, Inc.

Expenses Paid, Amount	$ 10	[1]
Expense Ratio, Percent	0.10%	[1]
Net Assets	$ 591,000,000
Holdings Count | Holding	43
Advisory Fees Paid, Amount	$ 851,078
Additional Fund Statistics [Text Block]	KEY FUND STATISTICS (AS OF 4/30/25 )
Fund Size (Millions)	Number of Holdings	Total Advisory Fee Paid During Period
$591	43	$851,078

Holdings [Text Block]	Portfolio Holdings (as of 4/30/25 ) Allocation of Holdings (Based on Net Assets)
C000061463 [Member]
Shareholder Report [Line Items]
Fund Name	Dreyfus Institutional Preferred Treasury Obligations Fund
Class Name	Hamilton Shares
Trading Symbol	DHLXX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about Dreyfus Institutional Preferred Treasury Obligations Fund (the “Fund”) for the period of May 1, 2024 to April 30, 2025.
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at www.dreyfus.com/products/mm.html#overview. You can also request this information by calling 1-800-373-9387 (inside the U.S. only) or by sending an e-mail request to info@bny.com.
Additional Information Phone Number	1-800-373-9387
Additional Information Email	info@bny.com
Additional Information Website	www.dreyfus.com/products/mm.html#overview
Expenses [Text Block]
What were the Fund’s costs for the last year ?
(based on a hypothetical $10,000 investment)
Share Class	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Hamilton Shares*	$15	0.15%
*	During the period, fees were waived and/or expenses reimbursed pursuant to an agreement with the Fund’s investment adviser, BNY Mellon Investment Adviser, Inc.

Expenses Paid, Amount	$ 15	[2]
Expense Ratio, Percent	0.15%	[2]
Net Assets	$ 591,000,000
Holdings Count | Holding	43
Advisory Fees Paid, Amount	$ 851,078
Additional Fund Statistics [Text Block]	KEY FUND STATISTICS (AS OF 4/30/25 )
Fund Size (Millions)	Number of Holdings	Total Advisory Fee Paid During Period
$591	43	$851,078

Holdings [Text Block]	Portfolio Holdings (as of 4/30/25 ) Allocation of Holdings (Based on Net Assets)

[1]	During the period, fees were waived and/or expenses reimbursed pursuant to an agreement with the Fund’s investment adviser, BNY Mellon Investment Adviser, Inc.
[2]	During the period, fees were waived and/or expenses reimbursed pursuant to an agreement with the Fund’s investment adviser, BNY Mellon Investment Adviser, Inc.